Cash and cash equivalents	6 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

22Cash and cash equivalents

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Cash at bank and in hand	95,542	73,549	62,809

Cash and cash equivalents for the purposes of the interim consolidated statement of cash flows are as above.